Updating Summary Prospectus
for Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract
Issued by
Horace Mann Life Insurance Company
May 1, 2022
This Updating Summary Prospectus summarizes key features of the Contract (“Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract”). This Updating Summary Prospectus also provides a summary of Contract features that have changed.
The prospectus for the Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about the Contract online at dfinview.com/HoraceMann/TAHD/PRPNQ. You can also obtain this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit https://customer.horacemann.com/MyAccount/Login/Login to register or log in to Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Underlying Fund prospectuses are also available online at dfinview.com/HoraceMann/TAHD/PRPNQ.
We appreciate Your cooperation as we work to reduce the volume of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for ways to reduce paper use.

Definitions

Account Value: The sum of the Fixed Account Value and the Variable Account Value.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Contract.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72.
Contract : The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Fixed Account Value: The dollar value of the fixed account under the Contract before Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Investment Options: The fixed account and the Underlying Funds in which the Subaccounts invest.
Portfolio Companies, Underlying Funds: All open-end management investment companies registered under the Act that are listed in this document and are available for investment by the Separate Account.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “Act”).
Subaccount : A division of the Separate Account that invests in shares of a corresponding Underlying Fund.
Variable Account Value: The dollar value of the Subaccount(s) under the Contract before Annuity Payments begin. This dollar value will vary based on the investment performance of the corresponding Underlying Fund(s).

Updated Information about Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since You entered into Your Contract.
Benefit-Related Changes
No Benefit Related Changes have occurred since the last prospectus.
Underlying Fund-Related Changes
No Underlying Fund-Related Changes have occurred since the last prospectus.

Important Information You Should Consider About the Contract
	Fees and Expenses			Location in Statutory Prospectus
Charges For Early Withdrawals	The Contract currently does not include any charges for withdrawals or surrenders from the Contract.			The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.			The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)	The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.	The Contract - Deductions and Expenses - Mortality and Expense Risk Fee (“M&E Fee”)

The Contract - Deductions and Expenses - Annual Maintenance Fee

Additional Information About Fees - Annual Portfolio Company Expenses
	Annual Fee	Minimum	Maximum
	Base Contract	1.28% of the Account Value	1.28% of the Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	0.92% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:

	Assumes:	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Portfolio Company fees and expenses and optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals
Risks
Risk of Loss	You can lose money by investing in this Contract , including loss of principal.			Principal Risks of Investing in the Contract – Risk of Loss

	Risks	Location in Statutory Prospectus
Not a Short-term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
	The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option) will have its own unique risks.
	You should review these Investment Options before making an investment decision.	Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks	An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.	Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments	HMLIC reserves the right to remove or substitute Underlying Funds as Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of a Portfolio Company.

If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.	Horace Mann Life Insurance Company - The Fixed Account - The Separate Account and the Portfolio Companies - The Portfolio Companies - Selection of Portfolio Companies

The Contract - Transactions - Transfers

The Contract - Transactions - Market Timing
Optional Benefits	No optional benefits are available.
Taxes
Tax Implications	An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to an early distribution penalty tax.	Tax Consequences - Taxation of Non-Qualified Contracts

	Conflicts of Interest	Location in Statutory Prospectus
Investment Professional Compensation	Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.	Other Information - Distribution of the Contract
Exchanges	Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.	The Contract - Transactions - Conversions/ Exchanges

Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/PRPNQ. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Lifecycle/Target date funds	Fidelity ® VIP Freedom Income Portfolio Initial Class / Fidelity Management and Research Co.	0.35%	3.35%	6.33%	5.15%
Lifecycle/Target date funds	Fidelity ® VIP Freedom Portfolio 2020 Initial Class / Fidelity Management and Research Co.	0.50%	9.47%	10.68%	9.26%
Lifecycle/Target date funds	Fidelity ® VIP Freedom Portfolio 2025 Initial Class / Fidelity Management and Research Co.	0.53%	10.83%	11.53%	10.25%
Lifecycle/Target date funds	Fidelity ® VIP Freedom Portfolio 2030 Initial Class / Fidelity Management and Research Co.	0.57%	12.37%	12.76%	11.09%
Lifecycle/Target date funds	Fidelity ® VIP Freedom Portfolio 2035 Initial Class / Fidelity Management and Research Co.	0.62%	15.46%	14.26%	12.25%
Lifecycle/Target date funds	Fidelity ® VIP Freedom Portfolio 2040 Initial Class / Fidelity Management and Research Co.	0.65%	17.83%	15.01%	12.67%
Lifecycle/Target date funds	Fidelity ® VIP Freedom Portfolio 2045 Initial Class / Fidelity Management and Research Co.	0.65%	17.83%	15.01%	12.77%
Lifecycle/Target date funds	Fidelity ® VIP Freedom Portfolio 2050 Initial Class / Fidelity Management and Research Co.	0.67%	17.83%	14.99%	12.83%
Lifecycle/Target date funds	Fidelity ® VIP Freedom Portfolio 2055 Initial Class / Fidelity Management and Research Co.	0.65%	17.79%
Lifecycle/Target date funds	Fidelity ® VIP Freedom Portfolio 2060 Initial Class / Fidelity Management and Research Co.	0.65%	17.79%

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Large Value	American Funds IS® Washington Mutual Investors 1 / Capital Research and Management CompanySM.	0.27%*	28.12%	12.79%	14.04%
Large Blend	Vanguard ® VIF Equity Index / Vanguard Group.	0.14%	28.55%	18.31%	16.39%
Large Growth	T Rowe Price Blue Chip Growth Port / T. Rowe Price Associates, Inc..	0.75%*	17.62%	23.28%	19.23%
Large Growth	Putnam VT Sustainable Leaders IA / Putnam Investment Management, LLC.	0.64%	23.87%	22.82%	18.58%
Mid Value	MFS VIT III Mid Cap Value Portfolio Initial Class / MFS	0.79%	30.99%	12.42%	13.59%
Mid Blend	Vanguard ® VIF Mid Cap Index / The Vanguard Group, Inc.	0.17%	24.36%	15.72%	14.97%
Mid Growth	Janus Henderson Enterprise Portfolio Instl / Janus Capital Management LLC.	0.71%	16.83%	19.13%	17.23%
Small Value	DFA VA US Targeted Value / Dimensional Fund Advisors LP	0.29%	38.80%	10.06%	12.98%
Small Blend	MFS VIT III Blended Research Small Cap Equity Initial Class / MFS	0.53%*	29.64%	12.88%	14.31%
Small Growth	MFS VIT New Discovery (Initial) / MFS	0.87%*	1.80%	21.30%	16.15%
Developed Markets	Vanguard ® VIF International / The Vanguard Group.	0.38%	-1.54%	20.47%	13.57%
Developed Markets	American Funds IS International Growth and Income / Capital Research and ManagementSM.	0.53%	5.64%	9.02%	7.22%
Emerging Markets	American Funds IS® New World 1/ Capital Research and ManagementSM.	0.57%*	5.16%	13.53%	8.94%
Real Estate	Vanguard ® VIF REIT Index / The Vanguard Group.	0.26%	40.21%	11.25%	11.43%
Intermediate-term Bond	Vanguard ® VIF Total Bond Mkt Idx / The Vanguard Group.	0.14%	-1.72%	3.50%	2.77%
Intermediate-term Bond	American Funds IS US Government Securities 1 / Capital Research and ManagementSM	0.22%*	-0.44%	3.55%	2.55%
Global Bond	Vanguard ® VIF Global Bond Index / The Vanguard Group.	0.13%	-1.84%

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
High Yield Bond	BlackRock High Yield V.I. Class I / BlackRock Advisors, LLC.	0.57%*	5.34%	6.36%	6.78%
Short-Term Bond	Vanguard ® VIF Short-Term Investment Grade Bond / The Vanguard Group	0.14%	-0.45%	2.74%	2.48%
Balanced	Calvert VP SRI Balanced I / Calvert Research and Management.	0.63%	15.12%	12.49%	10.48%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%*	0.01%	1.01%

*	These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/PRPNQ.

This Summary Prospectus incorporates by reference the Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus or You can find the Statement of Additional Information online.
EDGAR Filing Number C000182314